Net income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company	¥ 517,083	$ 70,872	¥ 180,377
Denominator:
Weighted average number of ordinary shares (for basic calculation)	403,206,606	403,206,606	376,970,454
Effect of dilutive share-based awards	11,218,917	11,218,917
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	414,425,523	414,425,523	376,970,454
Basic net income per ordinary share (in RMB) | (per share)	¥ 1.28	$ 0.18	¥ 0.48
Diluted net income per ordinary share (in RMB) | (per share)	¥ 1.25	$ 0.17	¥ 0.48